Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks (Details) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2025	Dec. 31, 2025
American Depositary Shares [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Number of warrant	9,230,750
Series A Warrants [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Number of warrant	9,230,750
Offering Price	1.3
Aggregate gross proceeds	$ 12.0
US [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Exchange rate		1
RMB [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Exchange rate		6.9931
First Winner Management Limited [Member]
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Line Items]
Equity interests wholly-owned subsidiaries		100.00%